-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                   GROWTH FUND
                                ----------------

SEMIANNUAL REPORT

June 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1997
                                                       ----------------------

                                                          For Excellence
                                                                in
                                                        Shareholder Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
 o The U.S. economy surprised market watchers with an annualized 6.1% growth rate in the last quarter of 1998. Growth slowed in the first half of 1999, ending at an annualized 2.3%.

o Inflation remained low, but spiked its first real advance in more than a year as the price of crude oil rose more than 40% in the first half of the year.

o Americans earned more -- and spent more. Meanwhile, the nation's savings rate slipped further into negative territory. It stood at -1.2% at mid year.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 12.38% for the six months ended June 30, 1999.(1) The gap between large company growth stocks and the rest of the market narrowed, the result of growing concern over their premium valuations plus the Fed's announced predilection for an interest rate hike -- which it delivered at the end of the period.

o U.S. Treasury bonds lost ground as the yield on the 30-year benchmark rose above 6.0%. High-yield bonds, which had weakened late in 1998, rebounded in the first half of 1999.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1999, Class A shares of State Street Research Growth Fund returned 9.33% (does not reflect sales charge).(2) The Fund underperformed the Lipper average growth fund, which returned 11.65%.

o In terms of industry and sector holdings, the Fund was not positioned as aggressively as many peer funds. The portfolio was underweighted in technology.

CURRENT STRATEGY
o We continue to believe that the U.S. stock market will show low double-digit returns for 1999, with small- and mid-cap stocks narrowing the performance gap with large company stocks.

o Attractive investments may include companies with opportunities to improve productivity by restructuring, substituting capital for labor and cutting costs, as well as companies with improving fundamentals that favor the business cycle.

June 30, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) 9.09% for Class B(1) shares; 8.97% for Class B shares; 8.97% for Class C shares; 9.48% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. During the periods prior to 1993 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the Fund's current, continuous public offering. Performance for a class includes periods prior to the adoption of class designations in 1993. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(4) Performance reflects up to maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable. The Fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the Fund's returns may have been lower.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1999)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 3/24/61)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 10.45%          12.63%       16.72%          11.44%
-----------------------------------------------------------------------------
Class B(1)              10.48%          12.75%       17.00%          12.42%
-----------------------------------------------------------------------------
Class B                 10.48%          12.73%       16.97%          12.30%
-----------------------------------------------------------------------------
Class C                 10.48%          12.75%       17.20%          16.45%
-----------------------------------------------------------------------------
Class S                 10.66%          13.45%       18.36%          18.47%
-----------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)
(1) MICROSOFT Computer software & service                             5.0%
(2) CISCO SYSTEMS Computer network products                           4.9%
(3) TYCO INTERNATIONAL Diversified manufacturer                       4.4%
(4) CHANCELLOR MEDIA Radio stations                                   3.8%
(5) MCI WORLDCOM Telecommunication services                           3.6%
(6) GUIDANT Medical instruments                                       3.1%
(7) SCHERING-PLOUGH Pharmaceuticals                                   3.0%
(8) INTEL Semiconductor chips                                         2.8%
(9) SAFEWAY Food supermarket chain                                    2.7%
(10) EMC Computer storage systems                                     2.6%

These securities represent an aggregate of 35.9% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)
DRUGS & BIOTECHNOLOGY                   14.5%
COMPUTER TECHNOLOGY                     10.7%
MULTI-SECTOR COMPANIES                   8.7%
COMPUTER SOFTWARE                        8.4%
TELECOMMUNICATIONS                       5.1%

Total: 47.4%

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)

                                                                    VALUE
                                                     SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 15.7%
ADVERTISING AGENCIES 1.6%
Omnicom Group Inc. ............................          52,000    $  4,160,000
                                                                   ------------
COMMERCIAL SERVICES 2.2%
eBay Inc.* ....................................          13,900       2,098,900
Waste Management Inc.* ........................          68,400       3,676,500
                                                                   ------------
                                                                      5,775,400
                                                                   ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 3.7%
Chancellor Media Corp.* .......................         180,200       9,933,525
                                                                   ------------
CONSUMER SERVICES 0.9%
Apollo Group Inc. Cl. A* ......................          91,500       2,430,469
                                                                   ------------
HOUSEHOLD FURNISHINGS 1.8%
Black & Decker Corp. ..........................          77,000       4,860,625
                                                                   ------------
RESTAURANTS 1.8%
McDonald's Corp. ..............................         114,000       4,709,625
                                                                   ------------
RETAIL 3.7%
Dayton Hudson Corp. ...........................          75,000       4,875,000
Men's Wearhouse, Inc.* ........................         188,100       4,796,550
                                                                   ------------
                                                                      9,671,550
                                                                   ------------
Total Consumer Discretionary ..................                      41,541,194
                                                                   ------------
CONSUMER STAPLES 10.5%
BEVERAGES 3.4%
Anheuser-Busch Companies, Inc. ................          50,000       3,546,875
Coca-Cola Enterprises Inc. ....................         183,300       5,453,175
                                                                   ------------
                                                                      9,000,050
                                                                   ------------
DRUG & GROCERY STORE CHAINS 4.2%
CVS Corp. .....................................          76,200       3,867,150
Safeway Inc.* .................................         145,200       7,187,400
                                                                   ------------
                                                                     11,054,550
                                                                   ------------
HOUSEHOLD PRODUCTS 2.9%
Colgate-Palmolive Co. .........................          30,000       2,962,500
Procter & Gamble Co. ..........................          52,000       4,641,000
                                                                   ------------
                                                                      7,603,500
                                                                   ------------
Total Consumer Staples ........................                      27,658,100
                                                                   ------------
FINANCIAL SERVICES 8.1%
BANKS & SAVINGS & LOAN 2.5%
Bank of America Corp. .........................          90,174       6,610,881
                                                                   ------------
INSURANCE 1.5%
Ace Ltd. ......................................          67,800       1,915,350
Unum Provident Corp. ..........................          36,700       2,009,325
                                                                   ------------
                                                                      3,924,675
                                                                   ------------
MISCELLANEOUS FINANCIAL 4.1%
AMBAC Inc. ....................................          95,800       5,472,575
Citigroup, Inc. ...............................         114,975       5,461,313
                                                                   ------------
                                                                     10,933,888
                                                                   ------------
Total Financial Services ......................                      21,469,444
                                                                   ------------
HEALTH CARE 17.6%
DRUGS & BIOTECHNOLOGY 14.5%
Amgen Inc.* ...................................          72,600       4,419,525
Baxter International Inc. .....................          70,000       4,243,750
Bristol-Myers Squibb Co. ......................          74,000       5,212,375
Johnson & Johnson .............................          62,000       6,076,000
Pfizer Inc. ...................................          40,000       4,390,000
Pharmacia & Upjohn Inc. .......................         102,100       5,800,556
Schering-Plough Corp. .........................         151,200       8,013,600
                                                                   ------------
                                                                     38,155,806
                                                                   ------------
HOSPITAL SUPPLY 3.1%
Guidant Corp.* ................................         160,800       8,271,150
                                                                   ------------
Total Health Care .............................                      46,426,956
                                                                   ------------
OTHER 8.7%
MULTI-SECTOR 8.7%
AlliedSignal Inc. .............................          85,300       5,373,900
General Electric Co. ..........................          53,000       5,989,000
Tyco International Ltd. .......................         123,000      11,654,250
                                                                   ------------
Total Other ...................................                      23,017,150
                                                                   ------------
OTHER ENERGY 1.9%
OIL & GAS PRODUCERS 1.9%
Ocean Energy Inc.* ............................         511,600       4,924,150
                                                                   ------------
Total Other Energy ............................                       4,924,150
                                                                   ------------
TECHNOLOGY 28.2%
COMMUNICATIONS TECHNOLOGY 2.1%
Lucent Technologies Inc. ......................          81,000       5,462,437
                                                                   ------------
COMPUTER SOFTWARE 8.4%
Citrix Systems Inc.* ..........................         109,700       6,198,050
i2 Technologies Inc.* .........................          64,000       2,752,000
Microsoft Corp.* ..............................         147,400      13,293,637
                                                                   ------------
                                                                     22,243,687
                                                                   ------------
COMPUTER TECHNOLOGY 10.7%
Cisco Systems Inc.* ...........................         202,050      13,032,225
EMC Corp.* ....................................         125,600       6,908,000
International Business Machines Corp. .........          28,600       3,696,550
Sun Microsystems Inc.* ........................          67,000       4,614,625
                                                                   ------------
                                                                     28,251,400
                                                                   ------------
ELECTRONICS 2.2%
Sanmina Corp.* ................................          78,200       5,933,425
                                                                   ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 4.8%
Analog Devices Inc.* ..........................         102,500       5,144,219
Intel Corp. ...................................         126,400       7,520,800
                                                                   ------------
                                                                     12,665,019
                                                                   ------------
Total Technology ..............................                      74,555,968
                                                                   ------------
UTILITIES 5.1%
TELECOMMUNICATIONS 5.1%
MCI WorldCom Inc.* ............................         111,300       9,578,756
Qwest Communications International Inc.* ......         118,200       3,907,988
                                                                   ------------
                                                                     13,486,744
                                                                   ------------
Total Utilities ...............................                      13,486,744
                                                                   ------------
Total Common Stocks (Cost $161,417,907) .......                     253,079,706
                                                                   ------------
SHORT-TERM INVESTMENTS 3.8%
AIM Liquid Assets Portfolio ...................      10,194,997      10,194,997
                                                                   ------------
Total Short-Term Investments (Cost $10,194,997)                      10,194,997
                                                                   ------------


                                                          PRINCIPAL            MATURITY               VALUE
                                                           AMOUNT                DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 4.3%
American Express Credit Corp., 5.05% ................       $2,483,000           7/01/1999           $  2,483,000
American Express Credit Corp., 5.25% ................        1,173,000           7/01/1999              1,173,000
American Express Credit Corp., 5.06% ................        1,505,000           7/07/1999              1,505,000
American Express Credit Corp., 5.28% ................        1,371,000           7/08/1999              1,371,000
Ford Motor Credit Co., 4.94% ........................        1,270,000           7/02/1999              1,270,000
Ford Motor Credit Co., 5.09% ........................        3,000,000           7/09/1999              3,000,000
General Electric Capital Corp., 5.20% ...............          600,000           7/07/1999                600,000
                                                                                                     ------------
Total Commercial Paper (Cost $11,402,000) ................................................             11,402,000
                                                                                                     ------------
Total Investments (Cost $183,014,904) - 103.9% ...........................................            274,676,703
Cash and Other Assets, Less Liabilities - (3.9%) .........................................            (10,436,547)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $264,240,156
                                                                                                     ============

Federal Income Tax Information:
At June 30, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $182,636,102 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost.....................................................           $ 97,628,776
Aggregate gross unrealized depreciation for all investments in which there is an
excess of tax cost over value ............................................................             (5,588,175)
                                                                                                     ------------
                                                                                                     $ 92,040,601
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------
* Non-income-producing securities.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $183,014,904) (Note 1) ....  $274,676,703
Cash ..................................................       141,328
Dividends and interest receivable .....................        81,394
Receivable for fund shares sold .......................        77,473
Other assets ..........................................        54,785
                                                         ------------
                                                          275,031,683
LIABILITIES
Payable for collateral received on securities loaned .. 10,194,997 Accrued transfer agent and shareholder services
  (Note 2) ............................................       118,113
Accrued management fee (Note 2) .......................       105,788
Payable for fund shares redeemed ......................        87,799
Accrued distribution and services fees (Note 4) .......        53,065
Accrued trustees' fees (Note 2) .......................        31,377
Other accrued expenses ................................       200,388
                                                         ------------
                                                           10,791,527
                                                         ------------
NET ASSETS                                               $264,240,156
                                                         ============
Net Assets consist of:
  Unrealized appreciation of investments ..............  $ 91,661,799
  Accumulated net realized gain .......................    18,767,109
  Paid-in capital .....................................   153,811,248
                                                         ------------
                                                         $264,240,156
                                                         ============
Net Asset Value and redemption price per share of
  Class A shares ($24,407,929 / 2,508,350 shares) .....        $ 9.73
                                                               ======
Maximum Offering Price per share of Class A shares
  ($9.73 / .9425) .....................................        $10.32
                                                               ======
Net Asset Value and offering price per share of
  Class B(1) shares ($4,802,277 / 519,760 shares)* ....        $ 9.24
                                                               ======
Net Asset Value and offering price per share of
  Class B shares ($46,838,297 / 5,073,938 shares)* ....        $ 9.23
                                                               ======
Net Asset Value and offering price per share of
  Class C shares
  ($5,296,410 / 573,663 shares)* ......................        $ 9.23
                                                               ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($182,895,243 / 18,617,895 shares) ..................        $ 9.82
                                                               ======
---------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME
Dividends ........................................................  $   635,453
Interest (Note 1) ................................................      157,794
                                                                    -----------
                                                                        793,247
EXPENSES
Management fee (Note 2) ..........................................      589,131
Transfer agent and shareholder services (Note 2) .................      156,960
Reports to shareholders ..........................................       92,816
Custodian fee ....................................................       57,825
Registration fees ................................................       21,732
Trustees' fees (Note 2) ..........................................       31,377
Audit fee ........................................................       15,219
Service fee-Class A (Note 4) .....................................       28,045
Distribution and service fees-Class B(1) (Note 4) ................       12,102
Distribution and service fees-Class B (Note 4) ...................      221,025
Distribution and service fees-Class C (Note 4) ...................       25,261
Legal fee ........................................................        7,052
Miscellaneous ....................................................        3,253
                                                                    -----------
                                                                      1,261,798
Fees paid indirectly (Note 2) ....................................       (9,113)
                                                                    -----------
                                                                      1,252,685
                                                                    -----------
Net investment loss ..............................................     (459,438)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .................   20,417,796
Net unrealized appreciation of investments .......................    2,774,982
                                                                    -----------
Net gain on investments ..........................................   23,192,778
                                                                    -----------
Net increase in net assets resulting from operations .............  $22,733,340
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                             YEAR ENDED         JUNE 30, 1999
                                           DECEMBER 31, 1998      (UNAUDITED)
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ..................     $   (741,693)       $   (459,438)
Net realized gain on investments......          562,491          20,417,796
Net unrealized appreciation
  of investments .....................       52,559,818           2,774,982
                                           ------------        ------------
Net increase resulting from
  operations .........................       52,380,616          22,733,340
                                           ------------        ------------
Distribution from net realized gains:
  Class A ............................           (2,465)            --
  Class B ............................           (5,301)            --
  Class C ............................             (578)            --
  Class S ............................          (21,173)            --
                                           ------------        ------------
                                                (29,517)            --
                                           ------------        ------------
Net decrease from fund share
  transactions (Note 5) ..............      (27,619,723)         (5,387,285)
                                           ------------        ------------
Total increase in net assets..........       24,731,376          17,346,055
NET ASSETS
Beginning of period ..................      222,162,725         246,894,101
                                           ------------        ------------
End of period ........................     $246,894,101        $264,240,156
                                           ============        ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999

NOTE 1

State Street Research Growth Fund (the "Fund"), is a series of State Street Research Growth Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities believed by the Investment Adviser to have better than average growth potential over the years.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code. At December 31, 1998, the Fund had a capital loss carryforward of $1,495,557 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2006.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 1999, the value of the securities loaned and the value of cash collateral were $10,037,925 and $10,194,997, respectively. During the six months ended June 30, 1999, income from securities lending amounted to $30,898 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into a contract that provides for an annual fee equal to 0.475% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1999, the fees pursuant to such agreement amounted to $589,131.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended June 30, 1999, the amount of such expenses was $36,651.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 1999 the Fund's transfer agent fees were reduced by $9,113 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $31,377 during the six months ended June 30, 1999.

NOTE 3

For the six months ended June 30, 1999, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $65,643,530 and $80,824,209, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1999, fees pursuant to such plans amounted to $28,045, $12,102, $221,025 and $25,261 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $8,842 and $55,295, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $28,401 and $127,857 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges of $1,526, $48,625 and $20 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 1999, Metropolitan owned 59,032 Class B(1) shares of the Fund.

Share transactions were as follows:

                                                                                        SIX MONTHS ENDED
                                                              YEAR ENDED                  JUNE 30, 1999
                                                          DECEMBER 31, 1998                 (UNAUDITED)
                                                     ----------------------------    ----------------------------
CLASS A                                                 SHARES          AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold ......................................        849,883    $  6,572,034         530,800    $  4,896,567
Issued upon reinvestment of distribution from
  net realized gains .............................            298           2,439            --              --
Shares redeemed ..................................       (807,885)     (6,158,180)       (394,193)     (3,642,613)
                                                     ------------    ------------    ------------    ------------
Net increase .....................................         42,296    $    416,293         136,607    $  1,253,954
                                                     ============    ============    ============    ============

CLASS B(1)*                                             SHARES          AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold ......................................           --              --           534,867    $  4,706,824
Shares repurchased ...............................           --              --           (15,107)       (145,348)
                                                     ------------    ------------    ------------    ------------
Net increase .....................................           --              --           519,760    $  4,561,476
                                                     ============    ============    ============    ============

CLASS B                                                 SHARES          AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold ......................................      1,347,823    $  9,980,623         757,766    $  6,600,275
Issued upon reinvestment of distribution from
  net realized gains .............................            634           4,933            --              --
Shares redeemed ..................................     (1,716,822)    (12,469,662)       (685,257)     (5,970,063)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) ..........................       (368,365)   $ (2,484,106)         72,509    $    630,212
                                                     ============    ============    ============    ============

CLASS C                                                 SHARES          AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold ......................................         58,325    $    430,199         111,079    $    975,492
Issued upon reinvestment of distribution from
  net realized gains .............................             71             557            --              --
Shares redeemed ..................................       (172,948)     (1,252,401)        (95,460)       (837,682)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) ..........................       (114,552)   $   (821,645)         15,619    $    137,810
                                                     ============    ============    ============    ============

CLASS S                                                 SHARES          AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold ......................................         53,725    $    407,083          71,017    $    647,222
Issued upon reinvestment of distribution from
  net realized gains .............................            985           8,127            --              --
Shares redeemed ..................................     (3,290,775)    (25,145,475)     (1,373,186)    (12,617,959)
                                                     ------------    ------------    ------------    ------------
Net decrease .....................................     (3,236,065)   $(24,730,265)     (1,302,169)   $(11,970,737)
                                                     ============    ============    ============    ============

-----------------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to June 30, 1999.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                   CLASS A                                           CLASS B(1)
                           --------------------------------------------------------------------------------------  ----------------
                                                                                                    SIX MONTHS       SIX MONTHS
                                                                                                      ENDED             ENDED
                                           YEARS ENDED DECEMBER 31                                   JULY 31,          JULY 31,
                           ----------------------------------------------------------                  1999              1999
                                                  1994     1995(a)   1996(a)   1997(a)   1998(a)    (UNAUDITED)(a) (UNAUDITED)(a)(c)
----------------------------------------------------------------------------------------------------------         ----------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($) ...................       8.50      7.09      7.02      7.17      7.07           8.90            8.47
                                                  ----      ----      ----      ----      ----           ----            ----
  Net investment income (loss) ($) ........       0.05      0.01      (0.03)    (0.00)    (0.03)         (0.02)          (0.05)
  Net realized and unrealized gain
    (loss) on investments ($) .............       (0.38)    2.30      0.93      0.68      1.86           0.85            0.82
                                                  ----      ----      ----      ----      ----           ----            ----
TOTAL FROM INVESTMENT OPERATIONS ($) ......       (0.33)    2.31      0.90      0.68      1.83           0.83            0.77
                                                  ----      ----      ----      ----      ----           ----            ----
  Dividends from net investment income ($)        (0.05)    (0.02)    --        --        --             --              --
  Distributions from net realized gains ($)       (1.03)    (2.36)    (0.75)    (0.78)    (0.00)         --              --
                                                  ----      ----      ----      ----      ----           ----            ----
TOTAL DISTRIBUTIONS ($) ...................       (1.08)    (2.38)    (0.75)    (0.78)    (0.00)         --              --
                                                  ----      ----      ----      ----      ----           ----            ----
NET ASSET VALUE, END OF PERIOD ($) ........       7.09      7.02      7.17      7.07      8.90           9.73            9.24
                                                  ====      ====      ====      ====      ====           ====            ====
Total return (b) (%) ......................       (3.83)    32.57     12.65     10.14     25.90          9.33(d)         9.09(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands) .        719      2,379     15,181    16,470    21,098         24,408          4,802
Ratio of operating expenses to average
  net assets (%) ..........................       0.90      0.89      0.90      0.93      0.97           1.04 (e)         1.79(e)
Ratio of net investment income (loss)
  to average net assets (%) ...............       0.54      0.12      (0.34)    (0.05)    (0.37)         (0.39)(e)       (1.13)(e)
Portfolio turnover rate (%) ...............       57.18     234.43    237.85    258.99    39.27          26.35           26.35

                                                                                      CLASS B
                                                    ----------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31                SIX MONTHS ENDED
                                                    ------------------------------------------------------------  JUNE 30, 1999
                                                       1994       1995(a)      1996(a)     1997(a)      1998(a)   (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                 8.46        7.02         6.89         6.96         6.79         8.47
                                                    ---------   ---------    ---------    ---------    ---------    ---------
  Net investment loss ($)                               (0.00)      (0.06)       (0.08)       (0.06)       (0.08)       (0.05)
  Net realized and unrealized gain (loss)
    on investments ($)                                  (0.41)       2.29         0.90         0.67         1.76         0.81
                                                    ---------   ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)                    (0.41)       2.23         0.82         0.61         1.68         0.76
                                                    ---------   ---------    ---------    ---------    ---------    ---------
  Distributions from net realized gains ($)             (1.03)      (2.36)       (0.75)       (0.78)       (0.00)        --
                                                    ---------   ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                                 (1.03)      (2.36)       (0.75)       (0.78)       (0.00)        --
                                                    ---------   ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ($)                       7.02        6.89         6.96         6.79         8.47         9.23
                                                    =========   =========    =========    =========    =========    =========
Total return (b) (%)                                    (4.80)      31.71        11.73         9.44        24.76     8.97 (d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)               1,544      10,684       31,119       36,442       42,379       46,838
Ratio of operating expenses to average
  net assets (%)                                         1.63        1.63         1.65         1.68         1.72     1.79 (e)
Ratio of net investment loss to average
  net assets (%)                                        (0.20)      (0.69)       (1.07)       (0.82)       (1.13)       (1.14)(e)
Portfolio turnover rate (%)                             57.18      234.43       237.85       258.99        39.27        26.35
------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of shares class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                        CLASS C
                     --------------------------------------------------------------------------------------------------------------
                                                 YEARS ENDED DECEMBER 31                                      SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------          JUNE 30, 1999
                            1994            1995(a)          1996(a)          1997(a)          1998(a)         (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)     8.45               7.02             6.88             6.95             6.78             8.47
                            ----               ----             ----             ----             ----             ----
  Net investment loss ($)  (0.00)             (0.06)           (0.08)           (0.06)           (0.08)           (0.05)
  Net realized and
    unrealized gain
    (loss) on
    investments ($)        (0.40)              2.28             0.90             0.67             1.77             0.81
                            ----               ----             ----             ----             ----             ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)           (0.40)              2.22             0.82             0.61             1.69             0.76
                            ----               ----             ----             ----             ----             ----
  Distributions from
   net realized gains ($)  (1.03)             (2.36)           (0.75)           (0.78)           (0.00)              --
                            ----               ----             ----             ----             ----             ----
TOTAL DISTRIBUTIONS ($)    (1.03)             (2.36)           (0.75)           (0.78)           (0.00)              --
                            ----               ----             ----             ----             ----             ----
NET ASSET VALUE,
  END OF PERIOD ($)         7.02               6.88             6.95             6.78             8.47             9.23
                            ====               ====             ====             ====             ====             ====
Total return (b) (%)       (4.68)             31.57            11.89             9.30            24.94             8.97 (d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)       384              2,117            5,584            4,562            4,727            5,296
Ratio of operating
  expenses to
  average net
  assets (%)                1.63               1.63             1.65             1.68             1.72             1.79 (e)
Ratio of net
  investment loss
  to average net
  assets (%)               (0.20)             (0.67)           (1.07)           (0.79)           (1.13)           (1.14)(e)
Portfolio turnover
  rate (%)                 57.18             234.43           237.85           258.99            39.27            26.35

                                                                        CLASS S
                     --------------------------------------------------------------------------------------------------------------
                                                 YEARS ENDED DECEMBER 31                                      SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------          JUNE 30, 1999
                            1994            1995(a)          1996(a)          1997(a)          1998(a)         (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)     8.51               7.08             7.02             7.18             7.11             8.97
                            ----               ----             ----             ----             ----             ----
  Net investment
   income (loss) ($)        0.07               0.04            (0.00)            0.01            (0.01)           (0.01)
  Net realized and
    unrealized gain
    (loss) on
    investments ($)        (0.40)              2.29             0.92             0.70             1.87             0.86
                            ----               ----             ----             ----             ----             ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)           (0.33)              2.33             0.92             0.71             1.86             0.85
                            ----               ----             ----             ----             ----             ----
  Dividends from
    net investment
    income ($)             (0.07)             (0.03)           (0.01)              --               --               --
  Distributions
   from net realized
   gains ($)               (1.03)             (2.36)           (0.75)           (0.78)           (0.00)              --
                            ----               ----             ----             ----             ----             ----
TOTAL DISTRIBUTIONS ($)    (1.10)             (2.39)           (0.76)           (0.78)           (0.00)              --
                            ----               ----             ----             ----             ----             ----
NET ASSET VALUE,
  END OF PERIOD ($)         7.08               7.02             7.18             7.11             8.97             9.82
                            ====               ====             ====             ====             ====             ====
Total return (b) (%)       (3.82)             33.02            12.74            10.54            26.18             9.48 (d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)   186,108            186,689          177,147          164,689          178,691          182,895
Ratio of operating
  expenses to
  average net
  assets (%)                0.64               0.64             0.65             0.68             0.72             0.79 (e)
Ratio of net
  investment income
  (loss) to average
  net assets (%)            0.78               0.43            (0.06)            0.19            (0.13)           (0.14)(e)
Portfolio turnover
  rate (%)                 57.18             234.43           237.85           258.99            39.27            26.35
-------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of shares class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Growth Fund ("Fund"), a series of State Street Research Growth Trust ("Trust"), was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

                                                      VOTES (MILLIONS OF SHARES)
                                                      -------------------------
ACTION ON PROPOSAL                                       FOR          WITHHELD
-------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond .....................................      14.3           0.2
Steve A. Garban ...................................      14.3           0.2
Malcolm T. Hopkins ................................      14.3           0.2
Susan M. Phillips .................................      14.3           0.2

STATE STREET RESEARCH GROWTH FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH GROWTH TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GROWTH FUND                                Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       DUDLEY F. WADE                         Chairman of the Board
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President,
DISTRIBUTOR                                JAMES M. WEISS                         PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       KENNARD WOODWORTH, JR.                 Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
SHAREHOLDER SERVICES                       GERARD P. MAUS                         Pennsylvania State University
State Street Research                      Treasurer
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              JOSEPH W. CANAVAN                      Former Vice Chairman of the
Boston, MA 02266-8408                      Assistant Treasurer                    Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           DOUGLAS A. ROMICH
CUSTODIAN                                  Assistant Treasurer                    DEAN O. MORTON
State Street Bank and                                                             Retired; formerly Executive
Trust Company                              FRANCIS J. MCNAMARA, III               Vice President, Chief
225 Franklin Street                        Secretary and General Counsel          Operating Officer and Director,
Boston, MA 02110                                                                  Hewlett-Packard Company
                                           DARMAN A. WING
LEGAL COUNSEL                              Assistant Secretary and                SUSAN M. PHILLIPS
Goodwin, Procter & Hoar LLP                Assistant General Counsel              Dean, School of Business and
Exchange Place                                                                    Public Management, George
Boston, MA 02109                           AMY L. SIMMONS                         Washington University; former
                                           Assistant Secretary                    Member of the Board of Governors
                                                                                  of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH GROWTH FUND                           ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                              Hartford, CT
                                                            ----------------


 STATE STREET RESEARCH

   [graphic omitted]

   LASTING VALUES
   --------------
   LEADING IDEAS

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or
    [hearing-impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Growth Fund prospectus. When used after September 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp0800)SSR-LD
                                                                    GF-017G-0899